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                                 CDC MPT+ FUNDS



         I, the undersigned, a duly elected officer of the CDC MPT+ Funds, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed February 28, 2001, and (ii) the text of such amendment was filed electronically.



         IN WITNESS WHEREOF, I have signed this Certificate on this 6th day of March, 2001.



                                        CDC MPT+ FUNDS



                                        By:/s/ Charles Rosenberg
                                           -----------------------------------
                                           Name:  Charles Rosenberg
                                           Title:  Assistant Secretary